FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Interest Bearing Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest bearing liabilities
Deferred acquisition consideration	$ 181	$ 127	$ 160
Interest payable on deferred acquisition consideration	$ 0	$ 0	$ 0
US Dollar | Weighted average
Interest bearing liabilities
Interest rate	3.40%	3.40%
Floating rate | Weighted average
Interest bearing liabilities
Interest rate	1.00%	4.00%
Fixed rate | US Dollar | Weighted average
Interest bearing liabilities
Time for which rate is fixed	3 years 9 months 18 days	4 years 9 months 18 days
Gross borrowings
Interest bearing liabilities
Financial liabilities	$ (1,877)	$ (1,465)
Gross borrowings | US Dollar
Interest bearing liabilities
Financial liabilities	(1,005)	(1,142)
Gross borrowings | Other
Interest bearing liabilities
Financial liabilities	(872)	(323)
Currency swaps
Interest bearing liabilities
Financial liabilities	(215)	(254)
Currency swaps | US Dollar
Interest bearing liabilities
Financial liabilities	(118)	(193)
Currency swaps | Other
Interest bearing liabilities
Financial liabilities	(97)	(61)
Interest swaps
Interest bearing liabilities
Financial liabilities		(3)
Interest swaps | US Dollar
Interest bearing liabilities
Financial liabilities		(3)
Total liabilities
Interest bearing liabilities
Financial liabilities	(2,092)	(1,722)
Total liabilities | US Dollar
Interest bearing liabilities
Financial liabilities	(1,123)	(1,338)
Total liabilities | Other
Interest bearing liabilities
Financial liabilities	(969)	(384)
Total liabilities | Floating rate
Interest bearing liabilities
Financial liabilities	(1,237)	(867)
Total liabilities | Floating rate | US Dollar
Interest bearing liabilities
Financial liabilities	(268)	(483)
Total liabilities | Floating rate | Other
Interest bearing liabilities
Financial liabilities	(969)	(384)
Total liabilities | Fixed rate
Interest bearing liabilities
Financial liabilities	(855)	(855)
Total liabilities | Fixed rate | US Dollar
Interest bearing liabilities
Financial liabilities	$ (855)	$ (855)